MATERIAL AND OTHER ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
MATERIAL AND OTHER ACCOUNTING POLICIES
Schedule of property and equipment useful lives
Buildings	10 years
Machinery and equipment	5 years
Furniture and fixtures	5 years
Vehicles	5 years
Computer equipment	3 years
Computer software	1 year